Property and equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 1,569	$ 1,233
Accumulated Amortization	758	615
Net book value	811	618
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	625	629
Accumulated Amortization	542	488
Net book value	83	141
Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	96	286
Accumulated Amortization	16	0
Net book value	80	286
Software [Member]
Property, Plant and Equipment [Line Items]
Cost	110	96
Accumulated Amortization	46	13
Net book value	64	83
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	200	144
Accumulated Amortization	111	87
Net book value	89	57
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	416	39
Accumulated Amortization	30	17
Net book value	386	22
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	122	39
Accumulated Amortization	13	10
Net book value	$ 109	$ 29